UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Emerging Markets Corporate Bond Fund

Investor Class (TRECX)

This annual shareholder report contains important information about Emerging Markets Corporate Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - Investor Class	$92	0.88%

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as yields fell due to improving inflation and easing global interest rates. Higher-yielding sovereigns benefited from tighter spreads amid debt restructuring in distressed countries, increased issuance that extended maturities, and the International Monetary Fund’s engagement with more stressed nations.

  The fund benefited from its credit selection in the technology, media, and telecommunications sector, relative to the J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified. Exposure to post-restructuring securities in Digicel and convertible bonds in South Korea and Taiwan, which were supported by strong artificial intelligence (AI) demand, delivered solid returns. Additionally, the fund’s positioning in the financials sector was helpful, driven by an underweight to investment-grade names.

  Against the style-specific index, security selection in the oil and gas sector had a negative impact, driven by concerns over Brazilian fuel distributor Raizen’s leverage ratio. In the transport sector, a modest position in distressed Brazilian airline Azul detracted.

  The fund seeks to provide high current income and, secondarily, capital appreciation primarily through a focus on hard currency corporate debt issued by companies domiciled within emerging markets. During the period, the fund trimmed exposure to telecommunications names on strength amid investor interest in AI in the sector.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,471	10,504	10,389
2016	10,914	11,031	10,780
2016	11,329	11,477	11,111
2016	11,127	11,015	10,965
2017	11,463	11,441	11,291
2017	11,715	11,697	11,514
2017	12,025	12,006	11,758
2017	12,114	12,145	11,838
2018	11,949	11,933	11,705
2018	11,673	11,510	11,498
2018	11,946	11,775	11,648
2018	11,920	11,627	11,643
2019	12,564	12,436	12,242
2019	12,984	12,943	12,671
2019	13,216	13,138	12,881
2019	13,470	13,376	13,166
2020	11,674	11,586	11,827
2020	13,168	13,006	13,146
2020	13,605	13,308	13,507
2020	14,397	14,079	14,106
2021	14,232	13,440	13,993
2021	14,487	13,985	14,286
2021	14,465	13,888	14,322
2021	14,158	13,826	14,234
2022	13,151	12,441	12,979
2022	12,137	11,018	12,250
2022	11,719	10,515	11,926
2022	12,413	11,367	12,489
2023	12,557	11,579	12,768
2023	12,712	11,832	12,943
2023	12,654	11,568	12,910
2023	13,333	12,628	13,623
2024	13,656	12,885	13,939
2024	13,812	12,924	14,147
2024	14,480	13,720	14,781
2024	14,311	13,454	14,662
2025	14,627	13,756	15,018
2025	14,844	14,213	15,254
2025	15,403	14,888	15,739
2025	15,549	15,377	15,941

202501-4140694, 202601-5113029

F193-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Corporate Bond Fund (Investor Class)	8.66%	1.55%	4.51%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory Benchmark)	14.30	1.78	4.40
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified (Strategy Benchmark)	8.73	2.48	4.77

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$332,057
  Number of Portfolio Holdings207
  Investment Advisory Fees Paid (000s)$1,147
  Portfolio Turnover Rate89.7%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

India	7.4%
Mexico	6.8
Brazil	6.3
China	5.9
Indonesia	5.3
Philippines	4.1
Argentina	3.9
Uzbekistan	3.8
Türkiye	3.6
Other	52.9

Top Ten Holdings (as a % of Net Assets)

Ecopetrol	1.9%
Minejesa Capital	1.5
Veon Midco	1.4
Standard Chartered	1.4
Bangkok Bank	1.3
YPF	1.3
Krakatau Posco	1.3
Kaspi.KZ	1.3
FS Luxembourg	1.3
Orbia Advance Corp.	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

J.P. Morgan does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Corporate Bond Fund

Investor Class (TRECX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Emerging Markets Corporate Bond Fund

Advisor Class (PACEX)

This annual shareholder report contains important information about Emerging Markets Corporate Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - Advisor Class	$121	1.16%

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as yields fell due to improving inflation and easing global interest rates. Higher-yielding sovereigns benefited from tighter spreads amid debt restructuring in distressed countries, increased issuance that extended maturities, and the International Monetary Fund’s engagement with more stressed nations.

  The fund benefited from its credit selection in the technology, media, and telecommunications sector, relative to the J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified. Exposure to post-restructuring securities in Digicel and convertible bonds in South Korea and Taiwan, which were supported by strong artificial intelligence (AI) demand, delivered solid returns. Additionally, the fund’s positioning in the financials sector was helpful, driven by an underweight to investment-grade names.

  Against the style-specific index, security selection in the oil and gas sector had a negative impact, driven by concerns over Brazilian fuel distributor Raizen’s leverage ratio. In the transport sector, a modest position in distressed Brazilian airline Azul detracted.

  The fund seeks to provide high current income and, secondarily, capital appreciation primarily through a focus on hard currency corporate debt issued by companies domiciled within emerging markets. During the period, the fund trimmed exposure to telecommunications names on strength amid investor interest in AI in the sector.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,469	10,504	10,389
2016	10,899	11,031	10,780
2016	11,321	11,477	11,111
2016	11,105	11,015	10,965
2017	11,439	11,441	11,291
2017	11,698	11,697	11,514
2017	11,993	12,006	11,758
2017	12,090	12,145	11,838
2018	11,911	11,933	11,705
2018	11,645	11,510	11,498
2018	11,902	11,775	11,648
2018	11,870	11,627	11,643
2019	12,503	12,436	12,242
2019	12,912	12,943	12,671
2019	13,133	13,138	12,881
2019	13,389	13,376	13,166
2020	11,595	11,586	11,827
2020	13,069	13,006	13,146
2020	13,494	13,308	13,507
2020	14,269	14,079	14,106
2021	14,097	13,440	13,993
2021	14,339	13,985	14,286
2021	14,307	13,888	14,322
2021	13,980	13,826	14,234
2022	12,976	12,441	12,979
2022	11,993	11,018	12,250
2022	11,558	10,515	11,926
2022	12,235	11,367	12,489
2023	12,370	11,579	12,768
2023	12,514	11,832	12,943
2023	12,448	11,568	12,910
2023	13,107	12,628	13,623
2024	13,416	12,885	13,939
2024	13,560	12,924	14,147
2024	14,205	13,720	14,781
2024	14,029	13,454	14,662
2025	14,330	13,756	15,018
2025	14,532	14,213	15,254
2025	15,068	14,888	15,739
2025	15,201	15,377	15,941

202501-4140694, 202601-5113029

F295-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Corporate Bond Fund (Advisor Class)	8.35%	1.27%	4.28%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory Benchmark)	14.30	1.78	4.40
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified (Strategy Benchmark)	8.73	2.48	4.77

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$332,057
  Number of Portfolio Holdings207
  Investment Advisory Fees Paid (000s)$1,147
  Portfolio Turnover Rate89.7%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

India	7.4%
Mexico	6.8
Brazil	6.3
China	5.9
Indonesia	5.3
Philippines	4.1
Argentina	3.9
Uzbekistan	3.8
Türkiye	3.6
Other	52.9

Top Ten Holdings (as a % of Net Assets)

Ecopetrol	1.9%
Minejesa Capital	1.5
Veon Midco	1.4
Standard Chartered	1.4
Bangkok Bank	1.3
YPF	1.3
Krakatau Posco	1.3
Kaspi.KZ	1.3
FS Luxembourg	1.3
Orbia Advance Corp.	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

J.P. Morgan does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Corporate Bond Fund

Advisor Class (PACEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Emerging Markets Corporate Bond Fund

I Class (TECIX)

This annual shareholder report contains important information about Emerging Markets Corporate Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - I Class	$75	0.72%

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as yields fell due to improving inflation and easing global interest rates. Higher-yielding sovereigns benefited from tighter spreads amid debt restructuring in distressed countries, increased issuance that extended maturities, and the International Monetary Fund’s engagement with more stressed nations.

  The fund benefited from its credit selection in the technology, media, and telecommunications sector, relative to the J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified. Exposure to post-restructuring securities in Digicel and convertible bonds in South Korea and Taiwan, which were supported by strong artificial intelligence (AI) demand, delivered solid returns. Additionally, the fund’s positioning in the financials sector was helpful, driven by an underweight to investment-grade names.

  Against the style-specific index, security selection in the oil and gas sector had a negative impact, driven by concerns over Brazilian fuel distributor Raizen’s leverage ratio. In the transport sector, a modest position in distressed Brazilian airline Azul detracted.

  The fund seeks to provide high current income and, secondarily, capital appreciation primarily through a focus on hard currency corporate debt issued by companies domiciled within emerging markets. During the period, the fund trimmed exposure to telecommunications names on strength amid investor interest in AI in the sector.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	523,938	525,205	519,439
2016	546,515	551,545	539,003
2016	567,739	573,835	555,566
2016	558,039	550,758	548,260
2017	575,329	572,049	564,560
2017	588,443	584,868	575,712
2017	604,447	600,276	587,876
2017	609,408	607,238	591,882
2018	601,586	596,645	585,228
2018	588,160	575,502	574,885
2018	602,382	588,760	582,385
2018	601,367	581,370	582,136
2019	634,038	621,791	612,125
2019	655,453	647,137	633,559
2019	667,997	656,875	644,066
2019	680,461	668,782	658,325
2020	590,548	579,287	591,371
2020	666,259	650,319	657,281
2020	688,611	665,377	675,325
2020	728,279	703,949	705,283
2021	720,188	671,996	699,633
2021	733,990	699,269	714,295
2021	733,145	694,376	716,076
2021	717,192	691,310	711,697
2022	666,421	622,031	648,941
2022	615,922	550,910	612,480
2022	594,242	525,748	596,308
2022	629,649	568,373	624,427
2023	637,837	578,959	638,397
2023	645,888	591,612	647,172
2023	642,430	578,401	645,519
2023	677,880	631,411	681,154
2024	693,801	644,264	696,939
2024	701,947	646,216	707,355
2024	736,120	685,986	739,048
2024	728,575	672,681	733,108
2025	744,935	687,776	750,878
2025	756,233	710,642	762,688
2025	784,225	744,401	786,954
2025	792,076	768,873	797,072

202501-4140694, 202601-5113029

F441-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Corporate Bond Fund (I Class)	8.72%	1.69%	4.71%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory Benchmark)	14.30	1.78	4.40
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified (Strategy Benchmark)	8.73	2.48	4.77

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$332,057
  Number of Portfolio Holdings207
  Investment Advisory Fees Paid (000s)$1,147
  Portfolio Turnover Rate89.7%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

India	7.4%
Mexico	6.8
Brazil	6.3
China	5.9
Indonesia	5.3
Philippines	4.1
Argentina	3.9
Uzbekistan	3.8
Türkiye	3.6
Other	52.9

Top Ten Holdings (as a % of Net Assets)

Ecopetrol	1.9%
Minejesa Capital	1.5
Veon Midco	1.4
Standard Chartered	1.4
Bangkok Bank	1.3
YPF	1.3
Krakatau Posco	1.3
Kaspi.KZ	1.3
FS Luxembourg	1.3
Orbia Advance Corp.	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

J.P. Morgan does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Corporate Bond Fund

I Class (TECIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Emerging Markets Corporate Bond Fund

Z Class (TECZX)

This annual shareholder report contains important information about Emerging Markets Corporate Bond Fund (the "fund") for the period of May 12, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as yields fell due to improving inflation and easing global interest rates. Higher-yielding sovereigns benefited from tighter spreads amid debt restructuring in distressed countries, increased issuance that extended maturities, and the International Monetary Fund’s engagement with more stressed nations.

  The fund benefited from its credit selection in the technology, media, and telecommunications sector, relative to the J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified. Exposure to post-restructuring securities in Digicel and convertible bonds in South Korea and Taiwan, which were supported by strong artificial intelligence (AI) demand, delivered solid returns. Additionally, the fund’s positioning in the financials sector was helpful, driven by an underweight to investment-grade names.

  Against the style-specific index, security selection in the oil and gas sector had a negative impact, driven by concerns over Brazilian fuel distributor Raizen’s leverage ratio. In the transport sector, a modest position in distressed Brazilian airline Azul detracted.

  The fund seeks to provide high current income and, secondarily, capital appreciation primarily through a focus on hard currency corporate debt issued by companies domiciled within emerging markets. During the period, the fund trimmed exposure to telecommunications names on strength amid investor interest in AI in the sector.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
5/12/25	10,000	10,000	10,000
6/30/2025	10,211	10,293	10,197
9/30/2025	10,608	10,782	10,522
2025	10,733	11,136	10,657

202501-4140694, 202601-5113029

F2343-052 2/26

Average Annual Total Returns

Since Inception 5/12/25
Emerging Markets Corporate Bond Fund (Z Class)	7.33%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory Benchmark)	11.36
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified (Strategy Benchmark)	6.57

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$332,057
  Number of Portfolio Holdings207
  Investment Advisory Fees Paid (000s)$1,147
  Portfolio Turnover Rate89.7%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

India	7.4%
Mexico	6.8
Brazil	6.3
China	5.9
Indonesia	5.3
Philippines	4.1
Argentina	3.9
Uzbekistan	3.8
Türkiye	3.6
Other	52.9

Top Ten Holdings (as a % of Net Assets)

Ecopetrol	1.9%
Minejesa Capital	1.5
Veon Midco	1.4
Standard Chartered	1.4
Bangkok Bank	1.3
YPF	1.3
Krakatau Posco	1.3
Kaspi.KZ	1.3
FS Luxembourg	1.3
Orbia Advance Corp.	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

J.P. Morgan does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Corporate Bond Fund

Z Class (TECZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$40,201	$39,999
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRECX Emerging Markets
Corporate Bond Fund
PACEX Emerging Markets
Corporate Bond Fund–
.
Advisor Class
TECIX Emerging Markets
Corporate Bond Fund–
.
I Class
TECZX Emerging Markets
Corporate Bond Fund–
.
Z Class

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 9 .16 $ 9 .01 $ 8 .81 $ 10 .49 $ 11 .05
Investment activities
Net investment income
(1)(2)
0 .54 0 .50 0 .43 0 .38 0 .38
Net realized and unrealized
gain/loss 0 .23 0 .15 0 .20 ( 1 .67 ) ( 0 .56 )
Total from investment
activities 0 .77 0 .65 0 .63 ( 1 .29 ) ( 0 .18 )
Distributions
Net investment income ( 0 .54 ) ( 0 .50 ) ( 0 .43 ) ( 0 .39 ) ( 0 .38 )
NET ASSET VALUE
End of period $ 9 .39 $ 9 .16 $ 9 .01 $ 8 .81 $ 10 .49
Ratios/Supplemental Data
Total return
(2)(3)
8 .66% 7 .34% 7 .41% ( 12 .32 ) % ( 1 .66 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .03% 1 .06% 1 .03% 0 .99% 1 .00%
Net expenses after
waivers/payments by Price
Associates 0 .88% 0 .88% 0 .89% 0 .88% 0 .95%
Net investment income 5 .85% 5 .45% 4 .90% 4 .13% 3 .47%
Portfolio turnover rate 89 .7% 80 .3% 46 .3% 41 .2% 69 .3%
Net assets, end of period (in
thousands) $71,806 $84,693 $90,472 $95,609 $216,473
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 9 .16 $ 9 .01 $ 8 .81 $ 10 .48 $ 11 .05
Investment activities
Net investment income
(1)(2)
0 .52 0 .48 0 .41 0 .35 0 .35
Net realized and unrealized
gain/loss 0 .23 0 .14 0 .20 ( 1 .66 ) ( 0 .57 )
Total from investment
activities 0 .75 0 .62 0 .61 ( 1 .31 ) ( 0 .22 )
Distributions
Net investment income ( 0 .52 ) ( 0 .47 ) ( 0 .41 ) ( 0 .36 ) ( 0 .35 )
NET ASSET VALUE
End of period $ 9 .39 $ 9 .16 $ 9 .01 $ 8 .81 $ 10 .48
Ratios/Supplemental Data
Total return
(2)(3)
8 .35% 7 .04% 7 .13% ( 12 .49 ) % ( 2 .02 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .58% 1 .67% 1 .61% 1 .36% 1 .46%
Net expenses after
waivers/payments by Price
Associates 1 .16% 1 .16% 1 .17% 1 .16% 1 .22%
Net investment income 5 .57% 5 .21% 4 .62% 3 .75% 3 .24%
Portfolio turnover rate 89 .7% 80 .3% 46 .3% 41 .2% 69 .3%
Net assets, end of period (in
thousands) $499 $490 $136 $195 $650
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 9 .17 $ 9 .02 $ 8 .81 $ 10 .49 $ 11 .05
Investment activities
Net investment income
(1)(2)
0 .56 0 .51 0 .44 0 .39 0 .39
Net realized and unrealized
gain/loss 0 .22 0 .15 0 .21 ( 1 .67 ) ( 0 .55 )
Total from investment
activities 0 .78 0 .66 0 .65 ( 1 .28 ) ( 0 .16 )
Distributions
Net investment income ( 0 .56 ) ( 0 .51 ) ( 0 .44 ) ( 0 .40 ) ( 0 .40 )
NET ASSET VALUE
End of period $ 9 .39 $ 9 .17 $ 9 .02 $ 8 .81 $ 10 .49
Ratios/Supplemental Data
Total return
(2)(3)
8 .72% 7 .48% 7 .66% ( 12 .21 ) % ( 1 .52 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .83% 0 .86% 0 .83% 0 .79% 0 .82%
Net expenses after
waivers/payments by Price
Associates 0 .72% 0 .75% 0 .75% 0 .75% 0 .80%
Net investment income 6 .02% 5 .57% 5 .02% 4 .24% 3 .63%
Portfolio turnover rate 89 .7% 80 .3% 46 .3% 41 .2% 69 .3%
Net assets, end of period (in
thousands) $141,374 $163,514 $228,938 $302,915 $652,673
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
5/12/25
(1)
Through
12/31/25
NET ASSET VALUE
Beginning of period $ 9 .14
Investment activities
Net investment income
(2)(3)
0 .40
Net realized and unrealized gain/loss 0 .26
Total from investment activities 0 .66
Distributions
Net investment income ( 0 .40 )
NET ASSET VALUE
End of period $ 9 .40
Ratios/Supplemental Data
Total return
(3)(4)
7 .33%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price Associates 0 .76%
(5)
Net expenses after waivers/payments by Price Associates 0 .00%
(5)
Net investment income 6 .69%
(5)
Portfolio turnover rate 89 .7%
Net assets, end of period (in thousands) $118,378
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Emerging Markets Corporate Bond Fund
December 31, 2025

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.5%
Corporate Bonds 0.5%
Azule Energy Finance, 8.125%, 1/23/30 (USD)  1,640,000 1,647
Total Angola (Cost $1,668) 1,647
ARGENTINA 3.9%
Corporate Bonds 3.3%
MSU Energy, 9.75%, 12/5/30 (USD)  1,282,491 1,243
Pluspetrol, 8.125%, 5/18/31 (USD) (1) 2,000,000 1,989
Telecom Argentina, 8.00%, 7/18/26 (USD)  317,000 317
Telecom Argentina, 9.25%, 5/28/33 (USD) (1) 2,040,000 2,135
Vaca Muerta, Acquisition Date: 12/1/25, Cost $1,007, FRN,
6M TSFR + 5.38%, 9.335%, 7/8/30 (USD) (2) 1,007,000 1,006
YPF, 9.50%, 1/17/31 (USD)  4,100,000 4,370
11,060
Government Bonds 0.6%
Republic of Argentina, 1.00%, 7/9/29 (USD)  2,216,000 1,978
1,978
Total Argentina (Cost $12,606) 13,038
BRAZIL 6.3%
Corporate Bonds 6.3%
Aegea Finance, 6.75%, 5/20/29 (USD) (1) 541,000 547
Aegea Finance, 7.625%, 1/20/36 (USD) (1) 2,015,000 1,928
Cosan Overseas, 8.25% (USD) (3) 2,605,000 2,617
CSN Inova Ventures, 6.75%, 1/28/28 (USD) (1) 616,000 572
CSN Inova Ventures, 6.75%, 1/28/28 (USD)  200,000 186
CSN Resources, 8.875%, 12/5/30 (USD)  1,355,000 1,260
FS Luxembourg, 8.625%, 6/25/33 (USD)  1,210,000 1,249
FS Luxembourg, 8.875%, 2/12/31 (USD) (1) 400,000 418
FS Luxembourg, 8.875%, 2/12/31 (USD)  2,340,000 2,444
LD Celulose International, 7.95%, 1/26/32 (USD) (1) 660,000 692
LD Celulose International, 7.95%, 1/26/32 (USD)  910,000 955
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (1) 1,690,000 1,392
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1) 1,770,000 1,447
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1) 770,000 585
Raizen Fuels Finance, 6.95%, 3/5/54 (USD)  320,000 243

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Rede D'or Finance, 6.45%, 9/9/35 (USD) (1) 2,050,000 2,106
Samarco Mineracao, 9.50%, 6/30/31, (9.00% PIK) (USD) (4) 2,194,083 2,238
Total Brazil (Cost $21,604) 20,879
CHILE 2.2%
Corporate Bonds 2.2%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(5) 2,160,000 2,265
ATP Tower Holdings, 7.875%, 2/3/30 (USD) (1) 2,185,000 2,259
Sociedad Quimica y Minera de Chile, 5.50%, 9/10/34
(USD) (1) 1,325,000 1,342
VTR Comunicaciones, 4.375%, 4/15/29 (USD) (1) 1,364,000 1,326
Total Chile (Cost $6,918) 7,192
CHINA 5.9%
Common Stocks 0.0%
Kaisa Group Holdings (HKD) (6) 262,910 3
3
Convertible Bonds 0.7%
Alibaba Group Holding, 0.50%, 6/1/31 (USD)  255,000 397
Baidu, Zero Coupon, 3/12/32 (USD)  700,000 713
China Pacific Insurance Group, Zero Coupon, 9/18/30 (HKD)  4,000,000 550
iQIYI, 4.625%, 3/15/30 (USD) (7) 600,000 590
Kaisa Group Holdings, Zero Coupon, 12/31/26 (USD) (1) 212,098 3
Kaisa Group Holdings, Zero Coupon, 12/31/27 (USD) (1) 265,135 3
Kaisa Group Holdings, Zero Coupon, 12/31/28 (USD) (1) 424,196 5
Kaisa Group Holdings, Zero Coupon, 12/31/29 (USD) (1) 424,196 4
Kaisa Group Holdings, Zero Coupon, 12/31/30 (USD) (1) 530,246 1
Kaisa Group Holdings, Zero Coupon, 12/31/31 (USD) (1) 530,246 6
Kaisa Group Holdings, Zero Coupon, 12/31/32 (USD) (1) 1,000,337 10
2,282
Corporate Bonds 5.2%
Bright Food Singapore Holdings, 3.25%, 7/9/30 (EUR)  630,000 743
Central Plaza Development, 6.80%, 4/7/29 (USD)  1,680,000 1,668
Central Plaza Development, 7.15%, 3/21/28 (USD)  700,000 700
Country Garden Holdings, 5.125%, 1/17/25 (USD) (6)(8) 1,850,000 176
Fortune Star BVI, 5.05%, 1/27/27 (USD)  1,700,000 1,667
GLP China Holdings, 2.95%, 3/29/26 (USD)  2,075,000 2,046
Health & Happiness International Holdings, 7.50%, 3/26/27  1,000,000 143

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Health & Happiness International Holdings, 9.125%, 7/24/28
(USD)  3,075,000 3,259
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  1,265,000 913
Prosus, 3.061%, 7/13/31 (USD)  4,050,000 3,692
Zhongsheng Group Holdings, 5.98%, 1/30/28 (USD)  2,350,000 2,372
17,379
Total China (Cost $19,487) 19,664
COLOMBIA 3.3%
Corporate Bonds 3.3%
Aris Mining, 8.00%, 10/31/29 (USD) (1) 1,840,000 1,927
Ecopetrol, 8.875%, 1/13/33 (USD)  5,857,000 6,249
Geopark, 5.50%, 1/17/27 (USD) (1) 2,330,000 2,213
Geopark, 5.50%, 1/17/27 (USD)  500,000 475
Total Colombia (Cost $10,530) 10,864
CONGO 0.5%
Corporate Bonds 0.5%
Ivanhoe Mines, 7.875%, 1/23/30 (USD) (1) 1,700,000 1,758
Total Congo (Cost $1,704) 1,758
CYPRUS 0.7%
Corporate Bonds 0.7%
ASG Finance, 9.75%, 5/15/29 (USD) (1) 1,150,000 1,020
ASG Finance, 9.75%, 5/15/29 (USD)  1,575,000 1,396
Total Cyprus (Cost $2,690) 2,416
CZECH REPUBLIC 0.5%
Corporate Bonds 0.5%
Czechoslovak Group, 6.50%, 1/10/31 (USD) (1) 1,660,000 1,710
Total Czech Republic (Cost $1,660) 1,710

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
DOMINICAN REPUBLIC 0.4%
Corporate Bonds 0.4%
Aeropuertos Dominicanos Siglo XXI, 7.00%, 6/30/34
(USD) (1) 1,350,000 1,421
Total Dominican Republic (Cost $1,360) 1,421
GAMBIA 1.0%
Corporate Bonds 1.0%
Africell Holding, 10.50%, 10/23/29 (USD) (1) 3,195,000 3,168
Total Gambia (Cost $3,172) 3,168
GEORGIA 0.6%
Corporate Bonds 0.6%
Bank of Georgia, VR, 9.50% (USD) (3)(5) 980,000 1,023
TBC Bank, VR, 10.25% (USD) (3)(5) 800,000 851
Total Georgia (Cost $1,856) 1,874
GHANA 0.5%
Corporate Bonds 0.5%
Kosmos Energy, 7.50%, 3/1/28 (USD)  2,189,000 1,483
Kosmos Energy, 8.75%, 10/1/31 (USD) (1) 420,000 240
Total Ghana (Cost $2,424) 1,723
HONG KONG 0.4%
Corporate Bonds 0.4%
FWD Group Holdings, 5.252%, 9/22/30 (USD) (1) 730,000 733
FWD Group Holdings, 5.836%, 9/22/35 (USD) (1) 730,000 736
Total Hong Kong (Cost $1,460) 1,469
HUNGARY 1.0%
Corporate Bonds 1.0%
OTP Bank, VR, 7.30%, 7/30/35 (USD) (5) 1,350,000 1,420
OTP Bank, VR, 8.75%, 5/15/33 (USD) (5) 1,850,000 1,967
Total Hungary (Cost $3,308) 3,387

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INDIA 7.4%
Convertible Bonds 0.3%
MakeMyTrip, Zero Coupon, 7/1/30 (USD) (1) 900,000 884
884
Corporate Bonds 7.1%
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  2,623,950 2,426
GMR Hyderabad International Airport, 4.75%, 2/2/26 (USD)  1,975,000 1,974
Greenko Dutch, 3.85%, 3/29/26 (USD)  1,699,725 1,688
HDFC Bank, VR, 3.70% (USD) (3)(5) 3,570,000 3,516
IRB Infrastructure Developers, 7.11%, 3/11/32 (USD)  1,780,000 1,844
JSW Steel, 5.05%, 4/5/32 (USD)  2,750,000 2,692
Muthoot Finance, 6.375%, 3/2/30 (USD) (1) 1,710,000 1,740
Reliance Industries, 6.25%, 10/19/40 (USD)  2,460,000 2,745
Shriram Finance, 6.15%, 4/3/28 (USD)  2,450,000 2,506
Tata Capital, 5.389%, 7/21/28 (USD)  1,900,000 1,940
Vedanta Resources Finance II, 9.475%, 7/24/30 (USD) (1) 680,000 696
23,767
Total India (Cost $24,259) 24,651
INDONESIA 5.3%
Corporate Bonds 5.3%
Cikarang Listrindo, 5.65%, 3/12/35 (USD)  1,750,000 1,783
Indofood CBP Sukses Makmur, 4.805%, 4/27/52 (USD)  950,000 824
Krakatau Posco, 6.375%, 6/11/27 (USD)  2,345,000 2,390
Krakatau Posco, 6.375%, 6/11/29 (USD)  1,780,000 1,838
Medco Cypress Tree, 8.625%, 5/19/30 (USD) (1) 1,220,000 1,288
Minejesa Capital, 4.625%, 8/10/30 (USD)  3,317,670 3,306
Minejesa Capital, 5.625%, 8/10/37 (USD)  1,545,000 1,534
Pertamina Hulu Energi, 5.25%, 5/21/30 (USD) (1) 2,750,000 2,805
Sorik Marapi Geothermal Power, 7.75%, 8/5/31 (USD)  192,060 197
Star Energy Geothermal Wayang Windu, 6.75%, 4/24/33
(USD)  1,530,000 1,578
Total Indonesia (Cost $16,936) 17,543
ISRAEL 1.0%
Corporate Bonds 1.0%
Leviathan Bond, 6.50%, 6/30/27 (USD) (1) 1,665,000 1,674

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)  1,660,000 1,722
Total Israel (Cost $3,374) 3,396
JAMAICA 0.3%
Common Stocks 0.3%
Digicel International, Class A, Acquisition date: 1/30/24,
Cost $68 (USD) (2)(6) 60,783 1,049
Total Jamaica (Cost $68) 1,049
KAZAKHSTAN 2.9%
Corporate Bonds 2.9%
Kaspi.KZ, 6.25%, 3/26/30 (USD) (1) 2,365,000 2,423
Kaspi.KZ, 6.25%, 3/26/30 (USD)  1,705,000 1,747
KazMunayGas National, 5.75%, 4/19/47 (USD)  2,775,000 2,626
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  2,916,000 2,703
Total Kazakhstan (Cost $9,127) 9,499
MACAO 3.0%
Convertible Bonds 0.4%
Wynn Macau, 4.50%, 3/7/29 (USD) (1) 1,260,000 1,292
1,292
Corporate Bonds 2.6%
Melco Resorts Finance, 5.375%, 12/4/29 (USD)  3,120,000 3,086
MGM China Holdings, 5.875%, 5/15/26 (USD)  1,930,000 1,931
Sands China, 3.25%, 8/8/31 (USD)  1,850,000 1,708
Studio City Finance, 5.00%, 1/15/29 (USD)  1,830,000 1,763
8,488
Total Macao (Cost $9,524) 9,780
MADAGASCAR 1.0%
Corporate Bonds 1.0%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 3,340,000 3,382
Total Madagascar (Cost $3,324) 3,382

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MALAYSIA 0.8%
Corporate Bonds 0.8%
Petronas Capital, 5.848%, 4/3/55 (USD) (1) 2,020,000 2,125
Petronas Capital, 5.848%, 4/3/55 (USD)  450,000 474
Total Malaysia (Cost $2,482) 2,599
MEXICO 6.8%
Bank Loans 0.4% (9)
Mercury Data Center Bidco, FRN, 3M TSFR + 4.75%, 8.51%,
9/5/29 (USD) (10) 1,316,250 1,311
1,311
Corporate Bonds 5.7%
Banco Mercantil del Norte, VR, 8.375% (USD) (1)(3)(5) 2,300,000 2,416
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (5) 847,000 831
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (1)(5) 2,725,000 2,951
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (USD) (1) 1,410,000 1,428
FIBRA Prologis, 5.50%, 11/26/35 (USD) (1) 1,655,000 1,663
Grupo Televisa, 5.25%, 5/24/49 (USD)  200,000 133
Grupo Televisa, 6.625%, 1/15/40 (USD)  1,260,000 1,098
Industrias Penoles, 5.65%, 9/12/49 (USD)  1,275,000 1,206
Metalsa, 3.75%, 5/4/31 (USD)  1,460,000 1,260
Orbia Advance Corp., 5.875%, 9/17/44 (USD)  1,330,000 1,039
Orbia Advance Corp., 7.50%, 5/13/35 (USD) (1) 3,065,000 2,998
Saavi Energia, 8.875%, 2/10/35 (USD) (1) 1,840,000 1,997
19,020
Government Bonds 0.5%
Petroleos Mexicanos, 5.95%, 1/28/31 (USD)  930,000 900
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  810,000 808
1,708
Private Investment Company 0.2%
PayJoy Asset Fund, Class B, Acquisition Date: 6/23/25,
Cost $525 (USD) (2)(6) † 525
525
Total Mexico (Cost $22,070) 22,564

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MOROCCO 1.8%
Corporate Bonds 1.8%
OCP, 7.50%, 5/2/54 (USD) (1) 1,840,000 2,036
OCP, 7.50%, 5/2/54 (USD)  845,000 935
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  2,909,000 2,903
Total Morocco (Cost $5,515) 5,874
PAKISTAN 1.4%
Corporate Bonds 1.4%
Veon Midco, 3.375%, 11/25/27 (USD)  2,990,000 2,838
Veon Midco, 9.00%, 7/15/29 (USD) (1) 1,100,000 1,149
Veon Midco, 9.00%, 7/15/29 (USD)  660,000 689
Total Pakistan (Cost $4,563) 4,676
PANAMA 1.3%
Corporate Bonds 1.3%
Aeropuerto Internacional de Tocumen, 5.125%, 8/11/61
(USD) (1) 2,525,000 2,049
C&W Senior Finance, 9.00%, 1/15/33 (USD) (1) 2,320,000 2,401
Total Panama (Cost $4,163) 4,450
PARAGUAY 0.3%
Corporate Bonds 0.3%
Telefonica Celular del Paraguay, 12.00%, 12/30/32 (1) 7,000,000,000 1,074
Total Paraguay (Cost $1,053) 1,074
PERU 0.8%
Corporate Bonds 0.8%
Banco de Credito del Peru, VR, 5.65%, 1/15/37 (USD) (1)(5) 2,000,000 2,014
Boroo Investments, 9.50%, 8/7/32 (USD)  690,000 679
Total Peru (Cost $2,648) 2,693

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PHILIPPINES 4.1%
Corporate Bonds 4.1%
Globe Telecom, 2.50%, 7/23/30 (USD)  920,000 845
Globe Telecom, 3.00%, 7/23/35 (USD)  1,820,000 1,544
International Container Terminal Services, 4.75%, 6/17/30
(USD)  1,460,000 1,479
Jollibee Worldwide, 5.332%, 4/2/30 (USD)  1,470,000 1,518
Manila Water, 4.375%, 7/30/30 (USD)  2,525,000 2,505
Petron, VR, 7.35% (USD) (3)(5) 1,650,000 1,694
SMIC SG Holdings, 5.375%, 7/24/29 (USD)  3,785,000 3,892
Total Philippines (Cost $13,498) 13,477
POLAND 0.8%
Corporate Bonds 0.8%
ORLEN, 6.00%, 1/30/35 (USD) (1) 1,615,000 1,704
ORLEN, 6.00%, 1/30/35 (USD)  770,000 812
Total Poland (Cost $2,417) 2,516
QATAR 1.7%
Corporate Bonds 1.7%
Commercial Bank, VR, 4.50% (USD) (3)(5) 2,119,000 2,108
Qatar Energy, 3.125%, 7/12/41 (USD) (1) 1,585,000 1,221
Qatar Energy, 3.125%, 7/12/41 (USD)  2,990,000 2,303
Total Qatar (Cost $6,219) 5,632
ROMANIA 0.4%
Corporate Bonds 0.4%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (5) 408,000 489
Societatea Nationala de Gaze Naturale ROMGAZ, 4.625%,
11/4/31 (EUR)  700,000 823
Total Romania (Cost $1,277) 1,312
SAUDI ARABIA 3.6%
Corporate Bonds 3.6%
Acwa Power Management & Investments One, 5.95%,
12/15/39 (USD)  2,550,080 2,623

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
EIG Pearl Holdings, 3.545%, 8/31/36 (USD)  3,523,705 3,268
Greensaif Pipelines Bidco, 6.51%, 2/23/42 (USD)  1,690,000 1,850
NCB Tier 1 Sukuk, VR, 3.50% (USD) (3)(5) 1,596,000 1,571
Saudi Awwal Bank, VR, 5.947%, 9/4/35 (USD) (5) 2,540,000 2,580
Total Saudi Arabia (Cost $11,351) 11,892
SINGAPORE 1.1%
Corporate Bonds 1.1%
Fubon Life Singapore, 5.45%, 12/10/35 (USD)  2,535,000 2,575
GLP, 9.75%, 5/20/28 (USD)  1,030,000 1,051
Total Singapore (Cost $3,554) 3,626
SOUTH AFRICA 1.0%
Corporate Bonds 1.0%
Liquid Telecommunications Financing, 5.50%, 9/4/26 (USD)  740,000 676
Transnet, 8.25%, 2/6/28 (USD)  2,430,000 2,571
Total South Africa (Cost $3,148) 3,247
SOUTH KOREA 2.4%
Convertible Bonds 1.1%
Goldman Sachs Finance Corp. International, Zero Coupon,
4/4/28 (USD)  1,000,000 1,528
L&F, 2.50%, 4/26/30 (USD)  1,000,000 798
LG Chem, 1.60%, 7/18/30 (USD)  1,400,000 1,360
3,686
Corporate Bonds 1.3%
LG Energy Solution, 5.375%, 4/2/30 (USD)  1,630,000 1,673
SK Battery America, 2.125%, 1/26/26 (USD)  2,650,000 2,645
4,318
Total South Korea (Cost $7,468) 8,004
TAIWAN 0.3%
Convertible Bonds 0.3%
Hon Hai Precision Industry, Zero Coupon, 10/24/29 (USD)  900,000 941
Total Taiwan (Cost $993) 941

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 1.1%
Corporate Bonds 1.1%
HTA Group, 7.50%, 6/4/29 (USD) (1) 3,670,000 3,803
Total Tanzania (Cost $3,694) 3,803
THAILAND 2.7%
Corporate Bonds 2.7%
Bangkok Bank, 5.65%, 7/5/34 (USD)  2,660,000 2,781
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(5) 1,680,000 1,598
GC Treasury Center, VR, 6.50% (USD) (1)(3)(5) 1,540,000 1,556
PTT Treasury Center, 4.50%, 10/25/42 (USD)  1,050,000 923
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  2,875,000 2,037
Total Thailand (Cost $8,693) 8,895
TÜRKIYE 3.6%
Corporate Bonds 3.6%
Akbank TAS, 7.498%, 1/20/30 (USD) (1) 1,595,000 1,690
Akbank TAS, VR, 9.369% (USD) (1)(3)(5) 1,780,000 1,872
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu Ve Kuzey
Cevre Otoyolu Yatirim Ve I, 7.536%, 10/31/27 (USD)  1,680,000 1,721
TAV Havalimanlari Holding, 8.50%, 12/7/28 (USD) (1) 1,590,000 1,661
Turkcell Iletisim Hizmetleri, 7.45%, 1/24/30 (USD) (1) 2,195,000 2,308
Türkiye Is Bankasi, Series 92, Zero Coupon, 2/17/26  42,700,000 951
Yapi ve Kredi Bankasi, 7.125%, 10/10/29 (USD) (1) 1,685,000 1,751
Total Türkiye (Cost $11,591) 11,954
UKRAINE 0.6%
Corporate Bonds 0.6%
Kernel Holding, 6.75%, 10/27/27 (USD)  2,030,000 1,929
MHP, 6.25%, 9/19/29 (USD)  201,000 166
Total Ukraine (Cost $2,005) 2,095
UNITED ARAB EMIRATES 2.9%
Corporate Bonds 2.9%
Abu Dhabi National Energy, 4.00%, 10/3/49 (USD)  2,000,000 1,623
DP World, 5.25%, 12/24/29 (USD)  2,030,000 2,077

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
First Abu Dhabi Bank, VR, 6.32%, 4/4/34 (USD) (5) 1,600,000 1,664
Galaxy Pipeline Assets Bidco, 2.94%, 9/30/40 (USD)  1,927,696 1,649
MAF Global Securities, VR, 7.875% (USD) (3)(5) 1,697,000 1,763
Sobha Sukuk, 8.75%, 7/17/28 (USD)  953,000 993
Total United Arab Emirates (Cost $9,598) 9,769
UNITED KINGDOM 1.6%
Corporate Bonds 1.6%
Standard Chartered, VR, 3.265%, 2/18/36 (USD) (5) 4,855,000 4,500
Trident Energy Finance, 12.50%, 11/30/29 (USD)  930,000 943
Total United Kingdom (Cost $5,234) 5,443
UNITED STATES 1.2%
Convertible Bonds 1.2%
Citigroup Global Markets Holdings, Series 1299, Zero
Coupon, 2/26/26 (HKD)  24,000,000 3,060
Morgan Stanley Finance, Series 0001, Zero Coupon, 3/21/28  700,000 931
Total United States (Cost $3,758) 3,991
UZBEKISTAN 3.8%
Corporate Bonds 3.3%
Ipoteka-Bank ATIB, 6.45%, 10/9/30 (USD)  2,710,000 2,718
Ipoteka-Bank ATIB, 17.50%, 10/9/28 6,430,000,000 539
JSCB Agrobank, 9.25%, 10/2/29 (USD) (1) 2,020,000 2,180
JSCB Agrobank, 9.25%, 10/2/29 (USD)  430,000 464
Navoiyuran State Enterprise, 6.70%, 7/2/30 (USD) (1) 2,735,000 2,766
Uzbek Industrial & Construction Bank, 8.95%, 7/24/29 (USD)  1,625,000 1,745
Uzbek Industrial & Construction Bank, 21.00%, 7/24/27 5,600,000,000 499
10,911
Government Bonds 0.5%
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  1,630,000 1,743
1,743
Total Uzbekistan (Cost $12,405) 12,654

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
VIETNAM 0.7%
Corporate Bonds 0.7%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 278,102 276
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  2,082,871 2,066
Total Vietnam (Cost $2,345) 2,342
ZAMBIA 0.6%
Corporate Bonds 0.6%
First Quantum Minerals, 7.25%, 2/15/34 (USD) (1) 230,000 242
First Quantum Minerals, 8.00%, 3/1/33 (USD) (1) 1,655,000 1,769
Total Zambia (Cost $1,884) 2,011
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 3.77% (7)(11) 7,821,122 7,821
Total Short-Term Investments (Cost $7,821) 7,821
Total Investments in Securities
98.4% of Net Assets
(Cost $320,506) $ 326,865
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $104,843 and represents 31.6% of net assets.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,580 and represents 0.8% of net assets.
(3) Perpetual security with no stated maturity date.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

.
.
.
.
.
.
.
.
.
.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Non-income producing
(7) Affiliated Companies
(8) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(9) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(10) See Note 2. Level 3 in fair value hierarchy.
(11) Seven-day yield
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
CNH Offshore China Renminbi
EUR Euro
FRN Floating Rate Note
HKD Hong Kong Dollar
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 3/13/26 USD 142 CNH 1,000 $ (1)
Morgan Stanley 2/20/26 USD 162 EUR 139 (2)
Toronto-Dominion Bank 2/20/26 USD 1,608 EUR 1,379 (17)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (20)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 2 Euro BOBL contracts 3/26 (273) $ 1
Long, 25 U.S. Treasury Notes ten year contracts 3/26 2,811 (7)
Long, 16 Ultra U.S. Treasury Bonds contracts 3/26 1,888 (35)
Net payments (receipts) of variation margin to date 30
Variation margin receivable (payable) on open futures contracts $ (11)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
iQIYI, 4.625%, 3/15/30  $ — $ (96) $ 8
T. Rowe Price Government Reserve Fund,
3.77% — — 315
Totals $ —# $ (96) $ 323+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
iQIYI, 4.625%, 3/15/30  $ — $ 686 $ — $ 590
T. Rowe Price Government
Reserve Fund, 3.77% 5,472  ¤  ¤ 7,821
Total $ 8,411^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $323 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,507.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $320,506) $ 326,865
Interest receivable 5,555
Cash deposits on futures contracts 133
Due from affiliates 70
Receivable for shares sold 35
Foreign currency (cost $7) 7
Other assets 37
Total assets 332,702
Liabilities
Payable for shares redeemed 377
Investment management fees payable 181
Unrealized loss on forward currency exchange contracts 20
Variation margin payable on futures contracts 11
Other liabilities 56
Total liabilities 645
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 332,057

T. ROWE PRICE Emerging Markets Corporate Bond Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (154,142)
Paid-in capital applicable to 35,341,930 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized
486,199
NET ASSETS $ 332,057
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $71,806; Shares outstanding: 7,648,606) $ 9.39
Advisor Class
(Net assets: $499; Shares outstanding: 53,136) $ 9.39
I Class
(Net assets: $141,374; Shares outstanding: 15,050,013) $ 9.39
Z Class
(Net assets: $118,378; Shares outstanding: 12,590,175) $ 9.40

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $22) $ 19,894
Dividend 338
Total income 20,232
Expenses
Investment management 1,988
Shareholder servicing
Investor Class $ 175
Advisor Class 2
I Class 55 232
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 9
Advisor Class 1
I Class 6
Z Class 1 17
Custody and accounting 236
Registration 64
Legal and audit 47
Directors 1
Miscellaneous 21
Waived / paid by Price Associates (841)
Total expenses 1,766
Net investment income 18,466

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (6,233)
Futures (540)
Swaps (5)
Forward currency exchange contracts (10)
Foreign currency transactions (21)
Net realized loss (6,809)
Change in net unrealized gain / loss
Securities 15,575
Futures (107)
Forward currency exchange contracts (96)
Other assets and liabilities denominated in foreign currencies 14
Change in net unrealized gain / loss 15,386
Net realized and unrealized gain / loss 8,577
INCREASE IN NET ASSETS FROM OPERATIONS $ 27,043

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 18,466 $ 15,466
Net realized loss (6,809) (12,683)
Change in net unrealized gain / loss 15,386 17,532
Increase in net assets from operations 27,043 20,315
Distributions to shareholders
Net earnings
Investor Class (4,460) (4,672)
Advisor Class (28) (17)
I Class (9,126) (10,766)
Z Class (4,850) –
Decrease in net assets from distributions (18,464) (15,455)
Capital share transactions
*
Shares sold
Investor Class 17,866 19,130
Advisor Class 1 409
I Class 20,877 28,824
Z Class 110,450 –
Distributions reinvested
Investor Class 4,384 4,601
Advisor Class 27 17
I Class 8,855 10,518
Z Class 4,868 –
Shares redeemed
Investor Class (37,074) (30,883)
Advisor Class (32) (75)
I Class (55,441) (108,250)
Increase (decrease) in net assets from capital
share transactions 74,781 (75,709)

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase (decrease) during period 83,360 (70,849)
Beginning of period 248,697 319,546
End of period $ 332,057 $ 248,697
*Share information (000s)
Shares sold
Investor Class 1,925 2,096
Advisor Class –
(1)
44
I Class 2,253 3,158
Z Class 12,070 –
Distributions reinvested
Investor Class 472 503
Advisor Class 3 2
I Class 953 1,150
Z Class 520 –
Shares redeemed
Investor Class (3,994) (3,389)
Advisor Class (3) (8)
I Class (5,986) (11,859)
Increase (decrease) in shares outstanding 8,213 (8,303)
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Emerging Markets Corporate Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets
Corporate Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high current income and, secondarily, capital appreciation. The fund has four classes of shares: the Emerging Markets Corporate Bond Fund
(Investor Class), the Emerging Markets Corporate Bond Fund–Advisor Class
(Advisor Class), the Emerging Markets Corporate Bond Fund–I Class
(I Class) and the Emerging Markets Corporate Bond Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the

T. ROWE PRICE Emerging Markets Corporate Bond Fund

NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust

T. ROWE PRICE Emerging Markets Corporate Bond Fund

quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 316,156 $ — $ 316,156
Bank Loans — — 1,311 1,311
Common Stocks — 1,052 — 1,052
Private Investment Company
2
— — — 525
Short-Term Investments 7,821 — — 7,821
Total Securities 7,821 317,208 1,311 326,865
Futures Contracts* 1 — — 1
Total $ 7,822 $ 317,208 $ 1,311 $ 326,866
Liabilities
Forward Currency Exchange
Contracts $ — $ 20 $ — $ 20
Futures Contracts* 42 — — 42
Total $ 42 $ 20 $ — $ 62
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 1
*
Total $ 1
*
Liabilities
Interest rate derivatives Futures $ 42
Foreign exchange derivatives Forwards 20
Total $ 62
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (540) $ — $ — $ (540)
Foreign exchange derivatives — (10) — (10)
Credit derivatives — — (5) (5)
Total $ (540) $ (10) $ (5) $ (555)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (107) $ — $ — $ (107)
Foreign exchange derivatives — (96) — (96)
Total $ (107) $ (96) $ — $ (203)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of December 31,
2025, cash of $133,000 had been posted by the fund for exchange-traded and/
or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net

T. ROWE PRICE Emerging Markets Corporate Bond Fund

gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and

T. ROWE PRICE Emerging Markets Corporate Bond Fund

potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 7% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery

T. ROWE PRICE Emerging Markets Corporate Bond Fund

of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $316,401,000 and
$255,072,000, respectively, for the year ended December 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales and differences in treatment of corporate actions. The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 18,464 $ 15,455
($000s)
Cost of investments $ 320,650
Unrealized appreciation $ 10,119
Unrealized depreciation (3,904)
Net unrealized appreciation (depreciation) $ 6,215
($000s)
Overdistributed ordinary income $ (39)
Net unrealized appreciation (depreciation) 6,215
Loss carryforwards and deferrals (160,318)
Total distributable earnings (loss) $ (154,142)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee.
The individual fund fee is equal to 0.36% of the fund’s average daily net assets;
prior to June 1, 2025, the individual fund fee had been 0.41%. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31,
2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to

T. ROWE PRICE Emerging Markets Corporate Bond Fund

waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid

T. ROWE PRICE Emerging Markets Corporate Bond Fund

by Price Associates in the amount of $983,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2025, expenses incurred pursuant to these service agreements were $127,000 for Price Associates; $124,000 for T. Rowe Price Services,
Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, approximately 100% of the
Z Class's outstanding shares were held by Price Funds and accounts.
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.88% 1.16% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 02/29/28 N/A
(Waived)/repaid during the
period ($000s) $(115) $(2) $(175) $(549)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 10,941 shares of the Z Class, representing less than 1% of the Z Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial

T. ROWE PRICE Emerging Markets Corporate Bond Fund

highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Emerging Markets Corporate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Emerging Markets Corporate
Bond Fund (one of the funds constituting T. Rowe Price International Funds,
Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December
31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $16,644,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F193-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026